Income Taxes Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, period start	$ 673	$ 673
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	267	0
Unrecognized Tax Benefits, period end	406	673	$ 673
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0